Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Energy Portfolio
March 31, 2024
VNR-NPRT1-0524
1.814635.119
Common Stocks - 99.5%
	Shares	Value ($)
Energy Equipment & Services - 15.9%
Oil & Gas Drilling - 3.2%
Noble Corp. PLC	67,600	3,277,924
Odfjell Drilling Ltd.	270,200	1,212,061
Patterson-UTI Energy, Inc.	320,469	3,826,400
Shelf Drilling Ltd. (a)(b)(c)	240,173	561,912
Valaris Ltd. (a)	123,400	9,287,084
		18,165,381
Oil & Gas Equipment & Services - 12.7%
Halliburton Co.	431,420	17,006,576
Liberty Oilfield Services, Inc. Class A	158,700	3,288,264
Oceaneering International, Inc. (a)	212,900	4,981,860
Schlumberger Ltd.	549,849	30,137,224
TechnipFMC PLC	640,526	16,083,608
		71,497,532
TOTAL ENERGY EQUIPMENT & SERVICES		89,662,913
Independent Power and Renewable Electricity Producers - 0.8%
Independent Power Producers & Energy Traders - 0.8%
Vistra Corp.	63,229	4,403,900
Machinery - 0.8%
Industrial Machinery & Supplies & Components - 0.8%
Chart Industries, Inc. (a)(b)	28,800	4,743,936
Oil, Gas & Consumable Fuels - 82.0%
Integrated Oil & Gas - 41.1%
Cenovus Energy, Inc. (Canada)	1,512,900	30,245,714
Chevron Corp.	174,669	27,552,288
Exxon Mobil Corp.	1,172,248	136,262,107
Imperial Oil Ltd.	96,500	6,656,081
Occidental Petroleum Corp.	347,770	22,601,572
Occidental Petroleum Corp. warrants 8/3/27 (a)	11,000	474,100
Suncor Energy, Inc.	191,820	7,079,164
		230,871,026
Oil & Gas Exploration & Production - 24.8%
Antero Resources Corp. (a)	240,060	6,961,740
Canadian Natural Resources Ltd.	409,130	31,209,924
Chord Energy Corp.	18,915	3,371,410
ConocoPhillips Co.	153,009	19,474,986
Devon Energy Corp.	27,140	1,361,885
Diamondback Energy, Inc.	81,000	16,051,770
EOG Resources, Inc.	29,202	3,733,184
Hess Corp.	125,300	19,125,792
National Energy Services Reunited Corp. (a)	824,355	6,594,840
Northern Oil & Gas, Inc.	31,350	1,243,968
Ovintiv, Inc.	241,660	12,542,154
Pioneer Natural Resources Co.	32,744	8,595,300
Range Resources Corp.	196,560	6,767,561
SM Energy Co.	43,870	2,186,920
		139,221,434
Oil & Gas Refining & Marketing - 10.5%
Marathon Petroleum Corp.	144,876	29,192,514
Phillips 66 Co.	42,832	6,996,179
Valero Energy Corp.	135,520	23,131,909
		59,320,602
Oil & Gas Storage & Transportation - 5.6%
Cheniere Energy, Inc.	108,090	17,432,755
Energy Transfer LP	794,130	12,491,665
Golar LNG Ltd.	68,430	1,646,426
		31,570,846
TOTAL OIL, GAS & CONSUMABLE FUELS		460,983,908
TOTAL COMMON STOCKS (Cost $294,179,632)		559,794,657

Money Market Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	2,246,350	2,246,799
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	5,431,820	5,432,363
TOTAL MONEY MARKET FUNDS (Cost $7,679,162)		7,679,162

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $301,858,794)	567,473,819
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(5,214,014)
NET ASSETS - 100.0%	562,259,805

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $561,912 or 0.1% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	556,366	14,273,560	12,583,127	7,594	-	-	2,246,799	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	5,445,626	65,227,358	65,240,621	6,851	-	-	5,432,363	0.0%
Total	6,001,992	79,500,918	77,823,748	14,445	-	-	7,679,162

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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